As filed with the Securities and Exchange Commission on May _____, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

COUNTRY VP Mutual Funds - Schedule of Investments March 31, 2005

COUNTRY VP Growth Fund
Unaudited
		Shares	Value

COMMON STOCK	88.66%
Consumer Discretionary	10.31%
Dollar General Corporation		4,900	$ 107,359
Gentex Corporation		4,600	146,740
The Home Depot, Inc.		2,900	110,896
Jones Apparel Group, Inc.		3,600	120,564
Kohl's Corporation *		2,300	118,749
Newell Rubbermaid Inc.		5,200	114,088
Target Corporation		2,400	120,048
The TJX Companies, Inc.		4,400	108,372
Tribune Company		3,400	135,558
Williams-Sonoma, Inc. *		3,000	110,250
			1,192,624

Consumer Staples	12.43%
Altria Group, Inc.		2,550	166,745
The Coca-Cola Company		3,200	133,344
CVS Corporation		3,400	178,908
Kimberly-Clark Corporation		3,200	210,336
The Procter & Gamble Company		3,700	196,100
Sara Lee Corporation		6,500	144,040
Sysco Corporation		3,100	110,980
Unilever NV - NYS		1,500	102,630
Wal-Mart Stores, Inc.		3,900	195,429
			1,438,512

Energy	11.81%
Apache Corporation		4,000	244,920
ChevronTexaco Corporation		2,800	163,268
ConocoPhillips		1,700	183,328
Diamond Offshore Drilling, Inc.		3,500	174,650
Exxon Mobil Corporation		4,200	250,320
Halliburton Company		5,000	216,250
Schlumberger Limited (1)		1,900	133,912
			1,366,648

Finance	12.44%
ACE Limited (1)		2,700	111,429
The Allstate Corporation		2,700	145,962
American Express Company		2,600	133,562
American International Group, Inc.		3,000	166,230
The Bank of New York Company, Inc.		3,300	95,865
Citigroup Inc.		4,700	211,218
JPMorgan Chase & Co.		3,960	137,016
MBNA Corporation		4,100	100,655
Washington Mutual, Inc.		3,700	146,150
Wells Fargo & Company		3,200	191,360
			1,439,447

Health	13.37%
Abbott Laboratories		3,650	170,163
Baxter International Inc.		3,900	132,522
Boston Scientific Corporation *		3,600	105,444
Bristol-Myers Squibb Company		4,000	101,840
Forest Laboratories, Inc. *		2,000	73,900
Johnson & Johnson		2,900	194,764
McKesson Corporation		3,600	135,900
Medco Health Solutions, Inc. *		3,500	173,495
Medtronic, Inc.		2,000	101,900
Pfizer Inc.		7,600	199,652
Quest Diagnostics Incorporated		1,500	157,695
			1,547,275

Industrial	11.23%
American Power Conversion Corporation		5,700	148,827
CANON INC. - ADR		2,400	128,640
Caterpillar Inc.		1,950	178,308
Emerson Electric Co.		1,600	103,888
FedEx Corp.		1,500	140,925
General Electric Company		9,700	349,782
Masco Corporation		4,000	138,680
Rockwell Automation, Inc.		1,950	110,448
			1,299,498

Materials	2.49%
Alcoa Inc.		3,900	118,521
Newmont Mining Corporation		4,000	169,000
			287,521

Technology	9.38%
Analog Devices, Inc.		2,100	75,894
Cisco Systems, Inc.*		6,500	116,285
Intel Corporation		6,200	144,026
International Business Machines Corporation		1,300	118,794
International Rectifier Corporation *		2,775	126,262
Microsoft Corporation		9,100	219,947
Nokia Oyj - ADR		8,700	134,241
QUALCOMM Inc.		2,200	80,630
SunGard Data Systems Inc.*		2,000	69,000
			1,085,079

Telecommunications	2.80%
ALLTEL Corporation		2,400	131,640
UTStarcom, Inc. *		5,200	56,940
Verizon Communications Inc.		3,800	134,900
			323,480

Utilities	2.40%
Duke Energy Corporation		3,300	92,433
Nicor Inc.		2,500	92,725
Progress Energy, Inc.		2,200	92,290
			277,448

TOTAL COMMON STOCK
(cost $9,143,942)			10,257,532

		Principal
		Amount
COMMERCIAL PAPER	4.32%
Prudential Funding Corp.
2.770%, 04/21/05		$ 500,000	499,231
TOTAL COMMERCIAL PAPER			499,231
(cost $499,231)

		Shares
MONEY MARKET FUNDS	7.11%
Federated Prime Obligations Fund - Institutional Shares		287,395	287,395
Janus Money Market Fund - Institutional Shares		535,088	535,088

TOTAL MONEY MARKET FUNDS
(cost $822,483)			822,483

TOTAL INVESTMENTS	100.09%
(cost $10,465,656)			11,579,246

LIABILITIES LESS OTHER ASSETS	-0.09%		(10,355)
NET ASSETS	100.00%		$ 11,568,891

* Non-income producing.

(1) Foreign Security.

NYS - New York Shares.

ADR - American Depositary Receipt.

COUNTRY VP Mutual Funds - Schedule of Investments March 31, 2005

COUNTRY VP Balanced Fund
Unaudited
		Shares	Value

COMMON STOCK	62.29%
Consumer Discretionary	6.92%
Dollar General Corporation		3,000	$ 65,730
Gentex Corporation		2,600	82,940
The Home Depot, Inc.		2,600	99,424
Jones Apparel Group, Inc.		2,300	77,027
Kohl's Corporation *		1,300	67,119
Newell Rubbermaid Inc.		2,600	57,044
Target Corporation		1,900	95,038
The TJX Companies, Inc.		2,400	59,112
Tribune Company		2,000	79,740
Williams-Sonoma, Inc. *		1,600	58,800
			741,974

Consumer Staples	7.65%
Altria Group, Inc.		1,500	98,085
The Coca-Cola Company		2,100	87,507
CVS Corporation		2,300	121,026
Kimberly-Clark Corporation		1,900	124,887
The Procter & Gamble Company		2,200	116,600
Sara Lee Corporation		4,100	90,856
Sysco Corporation		1,700	60,860
Wal-Mart Stores, Inc.		2,400	120,264
			820,085

Energy	7.20%
Apache Corporation		2,400	146,952
ConocoPhillips		1,300	140,192
Diamond Offshore Drilling, Inc.		2,300	114,770
Exxon Mobil Corporation		2,500	149,000
Halliburton Company		3,500	151,375
Schlumberger Limited (1)		1,000	70,480
			772,769

Finance	9.77%
ACE Limited (1)		1,900	78,413
The Allstate Corporation		1,600	86,496
American Express Company		1,600	82,192
American International Group, Inc.		1,900	105,279
Bank of America Corporation		2,400	105,840
The Bank of New York Company, Inc.		3,000	87,150
Citigroup Inc.		2,900	130,326
JPMorgan Chase & Co.		1,980	68,508
MBNA Corporation		3,400	83,470
Washington Mutual, Inc.		2,100	82,950
Wells Fargo & Company		2,300	137,540
			1,048,164

Health	9.79%
Abbott Laboratories		2,500	116,550
Amgen Inc. *		1,000	58,210
Baxter International Inc.		2,000	67,960
Boston Scientific Corporation *		2,200	64,438
Bristol-Myers Squibb Company		2,700	68,742
Forest Laboratories, Inc. *		1,400	51,730
Johnson & Johnson		2,100	141,036
McKesson Corporation		2,200	83,050
Medco Health Solutions, Inc. *		2,300	114,011
Medtronic, Inc.		1,200	61,140
Pfizer Inc.		4,100	107,707
Quest Diagnostics Incorporated		1,100	115,643
			1,050,217

Industrial	7.51%
American Power Conversion Corporation		3,600	93,996
CANON INC. - ADR		1,600	85,760
Caterpillar Inc.		1,000	91,440
Emerson Electric Co.		1,300	84,409
FedEx Corp.		900	84,555
General Electric Company		6,100	219,966
Masco Corporation		2,400	83,208
Rockwell Automation, Inc.		1,100	62,304
			805,638

Materials	1.85%
Alcoa Inc.		3,200	97,248
Newmont Mining Corporation		2,400	101,400
			198,648

Technology	7.45%
Cisco Systems, Inc. *		5,500	98,395
First Data Corporation		1,800	70,758
Intel Corporation		4,200	97,566
International Business Machines Corporation		1,100	100,518
International Rectifier Corporation *		2,200	100,100
Microsoft Corporation		6,200	149,854
Nokia Oyj - ADR		5,400	83,322
QUALCOMM Inc.		1,200	43,980
SunGard Data Systems Inc.*		1,600	55,200
			799,693

Telecommunications	2.02%
ALLTEL Corporation		1,900	104,215
UTStarcom, Inc. *		3,100	33,945
Verizon Communications Inc.		2,200	78,100
			216,260

Utilities	2.13%
Duke Energy Corporation		3,500	98,035
Nicor Inc.		1,600	59,344
Progress Energy, Inc.		1,700	71,315
			228,694

TOTAL COMMON STOCK
(cost $6,004,235)			6,682,142

		Principal
		Amount

BONDS AND NOTES	32.40%
Asset Backed	2.27%
Citibank Credit Card Issuance Trust
4.150%, 07/07/17		$ 50,000	46,900
Consumers Funding LLC
3.800%, 04/20/08		48,423	48,450
Fleet Credit Card Master Trust II
2.400%, 07/15/08		150,000	148,503
			243,853

Consumer Staples
Wal-Mart Stores, Inc.	0.45%
4.125%, 02/15/11		50,000	48,434

Finance	3.63%
American Honda Finance Corporation
4.500%, 05/26/09 (Cost $49,894, Acquired 05/18/04) (4)		50,000	49,886
General Electric Capital Corporation:
4.250%, 12/01/10		100,000	97,634
3.000%, 06/27/18 (3)		50,000	45,029
HSBC Finance Corporation
4.125%, 12/15/08		100,000	98,214
Toyota Motor Credit Corporation
4.350%, 12/15/10		100,000	99,132
			389,895

Mortgage Backed	14.34%
Federal Home Loan Bank
4.840%, 01/25/12		49,345	49,098
Federal Home Loan Mortgage Corp.:
6.500%, 03/01/15		82,274	86,093
4.000%, 11/15/18		200,000	181,137
5.000%, 11/15/18		75,000	74,290
5.000%, 10/15/31		50,000	49,010
7.000%, 07/25/32		68,943	71,850
Federal National Mortgage Association:
5.000%, 02/01/14		79,545	79,885
5.500%, 02/01/33		95,655	96,039
6.500%, 02/25/44		68,571	71,248
6.500%, 05/25/44		61,646	63,496
Government National Mortgage Association:
4.500%, 05/20/14		84,383	83,623
4.116%, 03/16/19		49,613	48,927
6.000%, 02/15/32		60,135	61,906
7.000%, 07/15/32		84,239	89,063
JP Morgan Chase Commerical Mortgage
5.050%, 12/12/34		100,000	100,583
Mortgage IT Trust
4.250%, 02/25/35 (3)		49,922	49,048
Nomura Asset Acceptance Corporation
6.500%, 10/25/34		41,399	42,356
Wachovia Bank Commercial Mortgage Trust:
4.445%, 11/15/35		125,000	122,803
5.411%, 07/15/41		75,000	76,356
Wells Fargo Mortgage Backed Securities Trust
4.454%, 10/25/33		42,816	41,438
			1,538,249

Telephone Utility	0.48%
GTE South, Inc.
6.000%, 02/15/08		50,000	51,703

U.S. Government Agencies	5.34%
Federal Home Loan Bank:
2.750%, 04/05/07 (3)		50,000	48,811
3.000%, 03/30/11 (3)		50,000	49,778
4.000%, 07/02/15 (3)		150,000	143,327
4.000%, 06/26/18 (3)		50,000	47,531
4.250%, 07/17/18 (3)		50,000	46,717
4.250%, 07/23/18 (3)		75,000	70,059
Federal Home Loan Mortgage Corp.
4.500%, 01/15/14		75,000	73,315
New Valley Generation IV
4.687%, 01/15/22		96,061	92,843
			572,381

U.S. Government Obligations	5.89%
U.S. Treasury Bond:
4.250%, 11/15/13		50,000	49,229
7.500%, 11/15/16		50,000	62,688
U.S. Treasury Note:
6.875%, 05/15/06		100,000	103,645
3.125%, 05/15/07		50,000	49,295
2.750%, 08/15/07		50,000	48,756
2.625%, 05/15/08		50,000	48,031
3.875%, 05/15/09		100,000	99,156
3.375%, 01/15/12 (2)		53,593	60,148
3.000%, 07/15/12 (2)		52,927	58,251
1.875%, 07/15/13 (2)		51,813	52,716
			631,915

TOTAL BONDS AND NOTES
(cost $3,509,493)			3,476,430

		Shares
MONEY MARKET FUNDS	5.18%
Federated Prime Obligations Fund - Institutional Shares		133,543	133,543
Janus Money Market Fund - Institutional Shares		422,064	422,064

TOTAL MONEY MARKET FUNDS
(cost $555,607)			555,607

TOTAL INVESTMENTS	99.87%
(cost $10,069,335)			10,714,179

OTHER ASSETS LESS LIABILITIES	0.13%		13,772

NET ASSETS	100.00%		$ 10,727,951

* Non-income producing.

(1) Foreign Security.

(2) United States Treasury Inflation Index Note.

(3) Variable rate security. The rate shown is in effect on March 31, 2005

(4) Restricted under Rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt.

COUNTRY VP Mutual Funds - Schedule of Investments March 31, 2005

COUNTRY VP Short-Term Bond Fund

Unaudited		Principal
		Amount	Value

BONDS AND NOTES	88.88%
Asset Backed	14.16%
Americredit Automobile Receivables Trust
4.610%, 01/12/09		$ 90,186	$ 90,794
Bank One Issuance Trust
2.984%, 10/15/09 (2)		500,000	500,174
Capital Auto Receivables Asset Trust
2.920%, 04/15/08		375,000	372,898
Citibank Credit Card Issuance Trust
2.700%, 01/15/08		100,000	99,270
Consumers Funding, LLC
3.800%, 04/20/08		174,321	174,422
Fleet Credit Card Master Trust II
2.400%, 07/15/08		350,000	346,508
Ford Credit Auto Owner Trust
3.130%, 11/15/06		371,461	371,096
Structured Asset Securities Corporation
5.540%, 11/25/32		150,000	150,254
			2,105,416

Corporate Bonds	15.46%
Baltimore Gas and Electric Company
6.730%, 06/12/12		100,000	108,868
FPL Group Capital Inc.
4.086%, 02/16/07		150,000	149,632
General Electric Capital Corporation
3.500%, 08/15/07		300,000	294,623
General Motors Acceptance Corporation
5.625%, 05/15/09		100,000	91,227
GTE South, Inc.
6.000%, 02/15/08		200,000	206,812
Marshall & Ilsley Bank
2.900%, 08/18/09		245,455	236,660
Merrill Lynch & Co., Inc.
3.770%, 03/12/07 (2)		200,000	198,280
National Rural Utilities Cooperative Finance Corporation
3.000%, 02/15/06		300,000	298,173
Nationwide Life Global Fund
2.750%, 05/15/07 (Cost $299,403, Acquired 02/20/04) (1)		300,000	291,008
Rowan Companies, Inc.
5.880%, 03/15/12		174,000	180,622
US Central Credit Union
2.700%, 09/30/09		163,636	158,235
US Trade Funding Corporation
4.260%, 11/15/14 (Cost $86,479, Acquired 12/14/04) (1)		86,886	84,822
			2,298,962

Mortgage Backed	41.09%
Federal Home Loan Bank
4.840%, 01/25/12		98,690	98,197
Federal Home Loan Mortgage Corp.:
2.478%, 05/15/10		300,000	291,521
6.000%, 11/15/11		583,993	593,744
4.500%, 05/01/13		359,514	354,835
6.500%, 03/01/15		205,684	215,233
7.000%, 07/25/32		155,122	161,662
Federal National Mortgage Association:
5.000%, 01/01/11		195,317	196,774
6.000%, 05/01/13		410,867	424,681
4.500%, 06/01/13		274,346	273,491
5.000%, 06/01/13		285,295	286,514
4.000%, 11/01/13		262,006	257,733
5.000%, 02/01/14		159,089	159,769
4.060%, 03/25/33		34,750	34,674
4.205%, 05/01/34		164,211	160,727
6.500%, 02/25/44		137,141	142,495
6.500%, 05/25/44		143,842	148,158
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/40		357,555	349,521
Government National Mortgage Association:
4.104%, 03/16/18		363,911	359,652
4.116%, 03/16/19		148,838	146,781
4.130%, 02/16/27		249,441	245,580
Master Adjustable Rate Mortgage Trust
3.818%, 04/21/34		142,451	140,541
Mortgage IT Trust
4.250%, 02/25/35 (2)		99,843	98,096
Nomura Asset Acceptance Corporation
6.500%, 10/25/34		124,198	127,069
Salomon Brothers Mortgage Securities VII
3.222%, 03/18/36		253,227	250,546
Washington Mutual:
4.143%, 01/25/33		145,508	143,790
3.177%, 09/25/33		225,000	221,503
Wells Fargo Martgage Backed Securities Trust:
5.500%, 02/25/18		100,000	100,563
4.454%, 10/25/33		128,447	124,313
			6,108,163

U.S. Government Agencies	10.84%
Federal Home Loan Bank:
2.750%, 04/05/07 (2)		200,000	195,243
3.000%, 03/30/11 (2)		200,000	199,111
3.500%, 01/30/14 (2)		200,000	197,702
4.000%, 02/27/14 (2)		200,000	198,379
Federal Home Loan Mortgage Corp.:
2.375%, 02/15/07		250,000	242,941
4.250%, 05/04/09		150,000	148,525
Federal National Mortgage Association
3.125%, 07/15/06		150,000	148,712
Overseas Private Investment:
2.410%, 06/15/09		200,000	196,686
3.420%, 01/15/15		88,594	83,620
			1,610,919

U.S. Government Obligations	7.33%
U.S. Treasury Note
1.625%, 10/31/05		1,100,000	1,090,246
			1,090,246

TOTAL BONDS AND NOTES
(cost $13,418,039)			13,213,706

COMMERCIAL PAPER	4.71%
Coca-Cola Enterprises
2.760%, 04/15/05		115,000	114,877
General Electric Capital Corporation
2.640%, 04/04/05		250,000	249,945
LaSalle Bank Corporation
2.750%, 04/18/05		335,000	334,565
TOTAL COMMERCIAL PAPER			699,387
(cost $699,387)

		Shares
MONEY MARKET FUNDS	6.03%
Federated Prime Obligations Fund - Institutional Shares		199,363	199,363
Janus Institutional Money Market Fund - Institutional Shares		697,547	697,547

TOTAL MONEY MARKET FUNDS			896,910
(cost $896,910)

TOTAL INVESTMENTS	99.62%
(cost $15,014,336)			14,810,003

OTHER ASSETS LESS LIABILITIES	0.38%		57,049

NET ASSETS	100.00%		$ 14,867,052

(1) Restricted under Rule 144A of the Securities Act of 1933.
(2) Variable rate security. The rate shown is in effect on March 31, 2005

COUNTRY VP Mutual Funds - Schedule of Investments March 31, 2005

COUNTRY VP Bond Fund

Unaudited		Principal
		Amount	Value

BONDS AND NOTES	92.53%
Asset Backed	3.99%
Citibank Credit Card Issuance Trust
4.150%, 07/07/17		$ 75,000	$ 70,350
Consumers Funding, LLC
3.800%, 04/20/08		164,637	164,732
Fleet Credit Card Master Trust II
2.400%, 07/15/08		150,000	148,503
PG&E Energy Recovery Funding LLC
4.470%, 12/25/14		100,000	97,641
TXU Electric Delivery Transition Bond Company LLC
3.520%, 11/15/11		125,575	123,516
			604,742

Corporate Bonds	12.43%
American Honda Finance Corporation
4.500%, 05/26/09 (Cost $99,787, Acquired 05/18/04) (2)		100,000	99,771
Baltimore Gas and Electric Company
6.730%, 06/12/12		100,000	108,867
General Electric Capital Corporation:
4.250%, 12/01/10		200,000	195,267
3.000%, 06/27/18 (3)		250,000	225,142
GTE South, Inc.
6.000%, 02/15/08		200,000	206,812
HSBC Finance Corporation
4.125%, 12/15/08		200,000	196,428
Ingersoll-Rand Company Ltd.
6.230%, 11/19/27		150,000	169,024
Merck & Co. Inc.
5.760%, 05/03/37		75,000	80,296
Perforadora Centrale
5.240%, 12/15/18		93,333	94,441
Toyota Motor Credit Corporation
4.350%, 12/15/10		200,000	198,265
Vessel Management Services Inc.
4.960%, 11/15/27		92,000	89,542
Wal-Mart Stores, Inc.
4.125%, 02/15/11		225,000	217,952
			1,881,807

Mortgage Backed	34.96%
Federal Home Loan Bank
4.840%, 01/25/12		98,690	98,197
Federal Home Loan Mortgage Corp.:
6.500%, 03/01/15		205,684	215,233
4.000%, 11/15/18		500,000	452,842
5.000%, 11/15/18		200,000	198,107
5.000%, 10/15/31		150,000	147,029
Federal National Mortgage Association:
5.000%, 02/01/14		238,634	239,654
5.500%, 02/01/33		172,180	172,871
6.500%, 02/25/44		137,141	142,495
6.500%, 05/25/44		143,842	148,158
GMAC Commerical Mortgage Securities Inc.
3.400%, 04/10/40		238,370	233,014
Government National Mortgage Association:
4.500%, 05/20/14		210,958	209,059
5.500%, 10/20/15		221,811	225,533
4.104%, 03/16/18		194,086	191,815
4.116%, 03/16/19		148,838	146,781
4.031%, 01/16/21		199,353	195,780
6.000%, 12/15/31		139,912	144,080
6.000%, 02/15/32		180,406	185,717
7.000%, 07/15/32		168,477	178,126
5.000%, 07/15/33		482,289	476,609
JP Morgan Chase Commercial Mortgage
5.050%, 12/12/34		300,000	301,750
Mortgage IT Trust
4.250%, 02/25/35 (3)		99,843	98,096
Nomura Asset Acceptance Corporation:
6.500%, 03/25/34		69,061	71,543
6.500%, 10/25/34		124,198	127,069
Vendee Mortgage Trust
5.750%, 11/15/32		50,000	51,581
Wachovia Bank Commerical Mortgage Trust:
4.445%, 11/15/35		450,000	442,092
5.411%, 07/15/41		75,000	76,356
Wells Fargo Mortgage Backed Securities Trust
4.454%, 10/25/33		128,447	124,313
			5,293,900

U.S. Government Agencies	11.03%
Federal Home Loan Bank:
3.500%, 01/30/14 (3)		100,000	98,851
4.000%, 07/02/15 (3)		500,000	477,755
4.000%, 03/30/16 (3)		50,000	48,399
4.250%, 06/19/18 (3)		100,000	95,252
4.000%, 06/26/18 (3)		175,000	166,360
4.000%, 06/26/18 (3)		150,000	142,046
4.000%, 07/09/18 (3)		100,000	93,162
4.250%, 07/17/18 (3)		120,000	112,121
Federal Home Loan Mortgage Corp.
4.500%, 01/15/14		250,000	244,384
Federal National Mortgage Association
3.125%, 07/15/06		100,000	99,141
New Valley Generation IV
4.687%, 01/15/22		96,061	92,843
			1,670,314

U.S. Government Obligations	30.12%
U.S. Treasury Bond:
4.250%, 11/15/13		300,000	295,371
7.500%, 11/15/16		200,000	250,750
2.375%, 01/15/25 (1)		100,970	108,607
U.S. Treasury Note:
3.375%, 11/15/08		3,000,000	2,932,734
3.875%, 05/15/09		50,000	49,578
3.000%, 07/15/12 (1)		423,416	466,007
1.875%, 07/15/13 (1)		103,626	105,433
2.000%, 01/15/14 (1)		154,506	158,147
4.250%, 11/15/14		100,000	97,934
4.000%, 02/15/15		100,000	96,078
			4,560,639

TOTAL BONDS AND NOTES
(cost $14,187,123)			14,011,402

COMMERCIAL PAPER	3.55%
American Express Credit Corp
2.770%, 05/13/05		539,000	537,258

TOTAL COMMERCIAL PAPER
(cost $537,258)			537,258

MONEY MARKET FUNDS	3.18%	Shares
Federated Prime Obligations Fund - Institutional Shares		68,031	68,031
Janus Institutional Money Market Fund - Institutional Shares		412,599	412,599
TOTAL MONEY MARKET FUNDS
(cost $480,630)			480,630

TOTAL INVESTMENTS	99.26%
(cost $15,205,011)			15,029,290

OTHER ASSETS LESS LIABILITIES	0.74%		112,611

NET ASSETS	100.00%		$ 15,141,901

(1) United States Treasury Inflation Index Bond or Note.
(2) Restricted under Rule 144A of the Securities Act of 1933.
(3) Variable rate security. The rate shown is in effect on March 31, 2005

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title)_/s/ Philip T. Nelson
Philip T. Nelson, President

Date May 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Philip T. Nelson
Philip T. Nelson, President

Date May 11, 2005

By (Signature and Title) _/s/ William J. Hanfland
William J. Hanfland, Treasurer

Date May 10, 2005